Loans and Related Allowance for Credit Losses, Loan Concentrations (Details) - Loans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Commercial [Member] | Commercial and industrial loans and leases [Member] | Product concentration risk [Member] | Financial institutions except banks [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	16.00%	15.00%
Total Commercial [Member] | Commercial real estate [Member] | Product concentration risk [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, financing receivable amount	$ 0	$ 0
Total Commercial [Member] | Commercial real estate [Member] | Product concentration risk [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	10.00%	10.00%
Total Consumer [Member] | Residential mortgage [Member] | Geographic concentration risk [Member] | California [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	12.00%	12.00%
Total Consumer [Member] | Residential mortgage [Member] | Geographic concentration risk [Member] | Maximum [Member] | California, larger metropolitan areas [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	4.00%	4.00%
Interest-only loans [Member] | Total Consumer [Member] | Residential mortgage [Member] | Product concentration risk [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	2.00%	2.00%